Right of Use Assets and Lease Liabilities - Summary of Maturity Analysis of Lease Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	€ 49,882	€ 51,535
6 months or less
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	3,781	3,491
6 months to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	3,130	3,339
From 1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	5,365	5,760
From 2 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	14,638	13,925
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	€ 22,968	€ 25,020